CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about statement of cash flow and statement of financial position [text block]
For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2018	December 31, 2017
In millions of COP
Cash and balances at central bank
Cash	5,192,182	5,099,252
Due from central banks (1)	6,603,500	6,567,030
Due from other private financial entities	3,713,481	3,541,644
Checks on hold	216,323	141,370
Remittances of domestic negotiated checks in transit	107,531	173,827
Total cash and due from banks	15,833,017	15,523,123
Money market transactions
Interbank borrowings	1,965,973	1,761,460
Reverse repurchase agreements and other similar secured loans	931,820	881,061
Total money market transactions	2,897,793	2,642,521
Total cash and cash equivalents	18,730,810	18,165,644

(1)
According to External Resolution Number 005 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain the equivalent of 4.50% of its customer’s deposits with a maturity term less than 18 months as a legal banking reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolusion Number 177 of 2002 issued by the Guatemalian Monetary Board, Grupo Agromercantil Holding through its subsidiaria Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. For its part, according to the norm of the banks Number 3-06 of 2000 issued by the Financial System Superintendency of El Salvador, Banco Agrícola must mantain an equivalent amount between 1.00% and 25.00% of its deposits and debt securities in issue average daily balances as a liquidity reserve, represented in unrestricted deposits or debt securities issued by El Salvador Central Bank. Finally, in accordance with the Agreement 004 of 2008 issued by the Superintendency of Banks of Panama, all Panamanian banks must maintain a minimum legal liquidity rate established at 30.00%.